STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Stock Options [Abstract]
Options to Purchase Common Shares

  A summary of the Company’s stock option activity for the period ended June 30, 2013 is presented below:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2013	2,275,000	$0.16
Granted	1,500,000	0.40
Exercised	-
Cancelled	(100,000)	0.42
Balance outstanding at June 30, 2013	3,675,000	$0.26
Balance exercisable at June 30,2013	2,800,000	$0.28

At March 31, 2013, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2011	-
Granted	2,100,000	$0.10
Exercised	-
Cancelled	-
Balance at March 31, 2012	2,100,000	$0.10
Granted	2,025,000	0.29
Exercised	(1,750,000)
Cancelled	(100,000)
Balance outstanding at March 31, 2013	2,275,000	$0.16
Balance exercisable at March 31,2013	1,333,333	$0.13

Stock Option Activity

At June 30, 2013, options to purchase common shares were outstanding as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price

Options Outstanding, June 30, 2013	1,650,000	$0.10	$1.00
	100,000	$0.27	$0.27
	300,000	$0.28	$0.27
	1,500,000	$0.40	$0.40
	125,000	$0.42	$0.42

	3,675,000

Exercisable, June 30, 2013	1,075,000	$0.10	$1.00
	25,000	$0.27	$0.27
	200,000	$0.28	$0.27
	1,500,000	$0.40	$0.40
	2,800,000

A summary of the Company’s stock option activity for the year ended March 31, 2013 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price

Options Outstanding, March 31, 2013	1,650,000	$0.10	$1.00
	100,000	$0.27	$0.27
	300,000	$0.28	$0.27
	125,000	$0.42	$0.42
	100,000	$0.44	$0.44
	2,275,000
Exercisable, March 31, 2013	1,075,000	$0.10	$1.00
	58,333	$0.27	$0.27
	200,000	$0.28	$0.27
	1,333,333